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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Key Colony Management, LLC
Address:  Two Financial Centre, Suite 100
          10825 Financial Centre Parkway
          Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alex R. Lieblong
Title:  President
Phone:  (501) 219-2003

Signature, Place, and Date of Signing:

   /s/ Alex R. Lieblong        Little Rock, AR             May 17, 2010
 ------------------------  ------------------------  ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          26

Form 13F Information Table Value Total:    $139,832
                                         (thousands)

List of Other Included Managers: None.

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                          FORM 13F INFORMATION TABLE

                                                                                   Sh/
                                                                                   Prn                        Voting Authority
                                                                 Value             Put/ Investment  Other   ---------------------
Name                                Title of Class     Cusip    (x1000)   Shares   Call Discretion Managers   Sole    Shared None
----------------------------------- --------------- ----------- -------- --------- ---- ---------- -------- --------- ------ ----
American Axle & Mfg. Holdings, Inc.  Common Stock   024061-10-3  $ 1,397   140,000   SH    Sole      N/A      140,000
Ashford Hospitality Trust            Common Stock   044103-10-9  $   914   127,416   SH    Sole      N/A      127,416
Assured Guaranty Ltd.                Common Stock   G0585R-10-6  $ 3,845   175,000   SH    Sole      N/A      175,000
Bank of America Corporation          Common Stock   060505-10-4  $17,850 1,000,000   SH    Sole      N/A    1,000,000
Bank of America Corporation 04/10
  @ 18                                Call Option   060505-90-4 -$    73    -2,000 CALL    Sole      N/A       -2,000
Choice Hotel Holdings Inc.           Common Stock   169905-10-6  $   505    14,500   SH    Sole      N/A       14,500
Churchill Downs Inc.                 Common Stock   171484-10-8  $ 2,006    53,487   SH    Sole      N/A       53,487
Comcast Corp.-Special Cl A           Common Stock   20030N-20-0  $21,923 1,220,000   SH    Sole      N/A    1,220,000
Countrywide CAP V                   Preferred Stock 222388-20-9  $   953    42,600   SH    Sole      N/A       42,600
Electro-Optical Sciences, Inc.       Common Stock   285192-10-0  $ 4,849   653,528   SH    Sole      N/A      653,528
FelCor Lodging Trust SER A CNV PRF
  USD1                              Preferred Stock 31430F-20-0  $    33     2,000   SH    Sole      N/A        2,000
General Communication Inc.-CL A      Common Stock   369385-10-9  $ 1,850   320,615   SH    Sole      N/A      320,615
Global Crossing Ltd                  Common Stock   G3921A-17-5  $ 9,154   604,256   SH    Sole      N/A      604,256
Hartford Financial Services          Common Stock   416515-10-4  $12,505   440,000   SH    Sole      N/A      440,000
Home Bancshares                      Common Stock   436893-20-0  $ 9,792   370,332   SH    Sole      N/A      370,332
Lakes Entertainment Inc.             Common Stock   51206P-10-9  $ 3,442 1,496,541   SH    Sole      N/A    1,496,541
Level 3 Communications Inc.          Common Stock   52729N-10-0  $   227   140,000   SH    Sole      N/A      140,000
Lodgenet Entertainment Corp          Common Stock   540211-10-9  $ 2,572   368,974   SH    Sole      N/A      368,974
Lodgian Inc.                         Common Stock   54021P-40-3  $ 7,632 3,004,853   SH    Sole      N/A    3,004,853
MGIC Investment Corp.-Wis            Common Stock   552848-10-3  $27,425 2,500,000   SH    Sole      N/A    2,500,000
Mirant TR I 6.25% Conv PFD Ser A    Preferred Stock 60467Q-99-5  $     3   261,400   SH    Sole      N/A      261,400
ProShares UltraShort 20+ Year
  Treasury                                ETF       74347R-29-7  $   243     5,000   SH    Sole      N/A        5,000
Zions Bancorporation                 Common Stock   989701-10-7  $10,920   500,000   SH    Sole      N/A      500,000
Zions Bancorporation 04/10 @ 22.5     Call Option   989701-90-7 -$   110    -2,000 CALL    Sole      N/A       -2,000
Zions Bancorporation 04/10 @ 24       Call Option   989701-90-7 -$     4      -200 CALL    Sole      N/A         -200
Zions Bancorporation 04/10 @ 25       Call Option   989701-90-7 -$    21    -2,800 CALL    Sole      N/A       -2,800